Document And Entity Information	Oct. 23, 2024
Document Information Line Items
Entity Registrant Name	MITESCO, INC
Document Type	8-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000802257
Document Period End Date	Oct. 23, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-53601
Entity Tax Identification Number	87-0496850
Entity Address, Address Line One	505 Beachland Blvd., Suite 1377
Entity Address, City or Town	Vero Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32963
City Area Code	(844)
Local Phone Number	383-8689
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true